INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
INVENTORIES (Tables)
Schedule of invenotry

	March 31, 2020	December 31, 2019
Finished goods:
Hooters brands	$318,968	$286,123
Bellissima brands	234,330	199,580
BiVi brands	47,880	48,132
Total finished goods	601,178	533,835

Raw materials:
Hooters brands	36,966	39,965
Total raw materials	36,966	39,965

Total	$638,144	$573,800

	December 31, 2019	December 31, 2018
Finished goods:
Hooters brands	$286,123	$-
Bellissima brands	199,580	206,988
BiVi brands	48,132	51,282
Total finished goods	533,835	258,270

Raw materials:
Hooters brands	39,965	-
Total raw materials	39,965	-

Total	$573,800	$258,270